Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies
Schedule of future commitments under various contracts

As of December 31, 2023, future minimum payment for server and bandwidth service fee commitments, capital commitments, royalties and other expenditures commitments related to licensed contents, as well as other commitments related to services purchases, were as follows (in thousands):

	Server and		Royalties and
	Bandwidth		Expenditure for
	Service Fee	Capital	Licensed Content	Other
	Commitments	Commitments	Commitments	Commitments	Total
	RMB	RMB	RMB	RMB	RMB
2024	439,118	1,473,870	688,387	297,149	2,898,524
2025	366,162	341,700	271,125	4,756	983,743
2026	212,431	55,446	215,376	474	483,727
2027	102,479	33,439	99,876	—	235,794
Beyond 2027	188,776	38,744	—	—	227,520
	1,308,966	1,943,199	1,274,764	302,379	4,829,308